CONTRACTUAL COMMITMENTS - Narrative (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Industrials
Disclosure of operating segments [line items]
Contractual capital commitments	$ 253,000,000	$ 282,000,000
Infrastructure services
Disclosure of operating segments [line items]
Contractual capital commitments	693,000,000	768,000,000
Business services
Disclosure of operating segments [line items]
Contractual capital commitments	$ 28,000,000	$ 0